Xtrackers Semiconductor Select Equity ETF Average Annual Total Returns		12 Months Ended	17 Months Ended	30 Months Ended
	Sep. 25, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Solactive Semiconductor Focus Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		57.32%		30.58%
MSCI ACWI Index (reflects no deductions for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	19.55%	18.71%
Xtrackers Semiconductor Select Equity ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		56.81%		30.03%
Xtrackers Semiconductor Select Equity ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		33.89%		23.98%
Xtrackers Semiconductor Select Equity ETF | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		57.38%		30.65%
Performance Inception Date	Jul. 13, 2023